Columbia Management Group
Mail Stop MA DE 11511E
One Financial Center
Boston AM02111-2621
617-345-0919 fax


January 5, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Columbia Funds Trust II (the "Trust")
          Columbia Newport Greater China Fund
          File Nos. 811-3009 & 2-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2005 for the Fund does not differ from that contained in Post-Effective Amendment No. 66
(the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 29, 2004.

Please direct any questions/comments relating to this filing to the undersigned at (617) 772-3698.

Very truly yours,

COLUMBIA FUNDS TRUST Ii


By:/s/Vincent Pietropaolo

     Vincent Pietropaolo
     Assistant Secretary